FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 11, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED TOTAL RETURN GOVERNMENT BOND FUND (the “Registrant”)

Institutional Shares

Service Shares

1933 Act File No. 333-194315

Dear Sir or Madam:

Pursuant to Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”), at your request, the Registrant hereby files Pre-Effective Amendment No. 1 together with a delaying amendment with respect to its registration statement on Form N-14 (File No. 333-194315) relating to the proposed reorganization of Federated Intermediate Government Fund, Inc., into Federated Total Return Government Bond Fund, as initially filed with the Securities and Exchange Commission (“Commission”) on March 4, 2014 (the “Registration Statement”).

Pursuant to the requirements of the Securities Act and Rule 478 thereunder, this pre-effective amendment has been signed on behalf of the Registrant, in the city of Pittsburgh and the Commonwealth of Pennsylvania, on the 11th day of March, 2014.

In addition, and pursuant to conversation with you on March 7, 2014, in accordance with Rule 461 under the Securities Act, we hereby request that the effectiveness of the above-described Registration Statement be accelerated so that it shall become effective at 9:00 a.m. EST, on Thursday, April 3, 2014.

We acknowledge that: (i) should the Commission or its staff (the “Staff”), acting pursuant to delegated authority, declare the filing effective, we do not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) we may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If you have any questions, please contact Gail C. Jones at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones

Gail C. Jones

Assistant Secretary of the Registrant

/s/ Kary A. Moore

Kary A. Moore

Secretary

Federated Securities Corp.

Enclosures